Fair Value Measurements	12 Months Ended
Jan. 31, 2021
23. Fair Value Measurements

Financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of the significant inputs to the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
•	Level 3: unobservable inputs for the assets or liabilities.

The Company has determined the estimated fair values of its financial instruments based upon appropriate valuation methodologies. At January 31, 2021 and 2020, cash was measured and recognized in the consolidated statement of financial position using Level 1 inputs in the fair value hierarchy. At January 31, 2021 and 2020, warrant liabilities are measured and recognized in the consolidated statement of financial position at fair values that are categorized as Level 3 in the fair value hierarchy above. There were no transfers between level 1, 2 and 3 inputs during the year.